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1 Sovereign Square	Fax +44 (0) 113 231 3200
Sovereign Street
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Private & confidential

Mitte (European Loan Conduit

No. 43) S.à r.l

5 Avenue Gaston Diderich

L-1420 Luxembourg

Grand Duchy of Luxembourg

Morgan Stanley Principal Funding, Inc.

1585 Broadway

New York 10036-8200

United States

Morgan Stanley & Co. International PLC

25 Cabot Square

Canary Wharf, London E14 4QA

United Kingdom

Your ref Project Potsdamer Platz
5 August 2026

Dear All

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 30 June 2026 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the portfolio of residential and commercial leases referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of Mitte (European Loan Conduit No. 43 ) S.à r.l (the “Issuer”), Morgan Stanley Principal Funding, Inc. (the “Loan Seller”) and Morgan Stanley & Co. International PLC (the “Arranger”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL

For full details of our professional regulation please refer to

‘Regulatory information' under ‘About’ at www.kpmg.com/uk

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Loan Seller is responsible for the subject matter on which the agreed-upon procedures are performed.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

Potsdamer Platz	2
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

Service A – Data Agreed-Upon Procedures to be carried out on a sample of residential leases

We have been provided with a data file entitled “Potsdamer Platz_RentRoll 2026 AUP V3.xlsm” containing details relating to a portfolio of residential leases related to a commercial mortgage loan as at 6 May 2026 (the “Portfolio Date”) (the “Service A Extraction File”) proposed to be the subject of a securitisation (the “Residential Portfolio”). As instructed by the Data AUP Letter Recipients, a sample of 220 items relating to occupied units where the lease agreement was available was drawn at random from the Residential Portfolio (the “Service A Sample”) which covered 70% of ‘Total Rent’ of the Residential Portfolio as at the Portfolio Date.

The Loan Seller has subsequently provided to us source documentation relating to the residential mortgage leases in the Service A Sample.

Service B – Data Agreed-Upon Procedures to be carried out on a sample of commercial leases

We have been provided with a data file entitled “Potsdamer Platz_RentRoll 2026 AUP V3.xlsm” containing details relating to a portfolio of commercial leases related to a commercial mortgage loan as at the Portfolio Date (the “Service B Extraction File”) proposed to be the subject of a securitisation (the “Commercial Portfolio”). A sample of 165 items relating to occupied units and excluding units with both a ‘Defined Space Type’ of “Storage” and an ‘Total Rent €/ p.a.’ of 0 EUR was drawn at random from the Commercial Portfolio (the “Service B Sample”). The number of items in the Service B Sample was determined on the basis described in the scope of services (the “Scope of Services”) attached as Appendix A.

The Loan Seller has subsequently provided to us source documentation relating to the commercial leases in the Service B Sample.

The procedures were performed on the Service A Extraction File and Service B Extraction File and the source documentation (the “Sources”) provided to us by the Loan Seller. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Service A Extraction File or the Service B Extraction File, or any legal matters relating to the Residential Portfolio or Commercial Portfolio or the physical existence of the residential and commercial leases or the physical existence of the German mixed-use asset.

Potsdamer Platz	3
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

The procedures performed did not address, without limitation:  (i) the conformity of the origination of the Residential Portfolio and the Commercial Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Residential Portfolio or the Commercial Portfolio, (iii) the compliance of the originator of the Residential Portfolio and the Commercial Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Residential Portfolio and the Commercial Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Findings

Service A – Data Agreed-Upon Procedures to be carried out on a sample of residential leases

Details of the differences and missing documentation found as a result of the agreed-upon procedures are set out in Appendix B.

Service B – Data Agreed-Upon Procedures to be carried out on a sample of commercial leases

The findings from the agreed-upon procedures are set out in Appendix C and include details of the differences and missing documentation found as a result of the agreed-upon procedures.

Based on the instructions provided to us and the assumptions set out in the Scope of Services, the following statistical interpretation can be applied to the findings set out in Appendix C: on the basis of the number of differences between the Service B Extraction File and the Sources identified in the Service B Sample (as reported on the ‘Differences’ lines of Appendix C) and the number of missing sources relating to the Service B Sample (as reported on the ‘Missing Sources’ line of Appendix C) it can be calculated that there is a 98% level of confidence that not more than X% of the population of the Commercial Portfolio contains such findings relating to the specified procedure, where X is the relevant percentage reported on the ‘Statistical extrapolation’ lines of Appendix C.

Details of the differences and missing documentation found as a result of the agreed-upon procedures, and listed in Appendix C, are set out in Appendix D.

Potsdamer Platz	4
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which leases were evaluated, and how the evaluated leases compared to those criteria, along with the basis for including any leases not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

Potsdamer Platz	5
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Attached

Appendix A     Scope of the Services

Appendix B     Details of Findings from Service A

Appendix C      Findings from Service B

Appendix D     Details of Findings from Service B

Potsdamer Platz	6
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Service A – Data Agreed-Upon Procedures to be carried out on a sample of residential leases

Provision of a data file

The Data AUP Letter Recipients have informed us that the Loan Seller will provide a data file to us containing details of residential leases related to the commercial mortgage loan proposed to be the subject of a securitisation (the “Residential Portfolio”) as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date”) (the “Service A Extraction File”). As instructed by the Data AUP Letter Recipients, we will draw a sample of residential mortgage leases relating to occupied units where the lease agreement was available from the Service A Extraction File covering 70% of ‘Total Rent’ of the Residential Portfolio (the “Service A Sample” and a “Sample”) and will notify the residential mortgage leases selected to the Loan Seller.

The Loan Seller will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Service B – Data Agreed-Upon Procedures to be carried out on a sample of commercial leases

Provision of a data file

The Data AUP Letter Recipients have informed us that the Loan Seller will provide a data file to us containing details of commercial leases related to the commercial mortgage loan proposed to be the subject of a securitisation (the “Commercial Portfolio”) as at the Portfolio Date (the “Service B Extraction File”). We will draw a sample of commercial mortgage leases relating to occupied units and excluding units with both a ‘Defined Space Type’ of “Storage” and an ‘Total Rent €/ p.a.’ of 0 EUR at random from the Service B Extraction File (the “Service B Sample” and a “Sample”) and will notify the commercial mortgage leases selected to the Loan Seller. The number of items in the Service B Sample will be determined as described under “Sampling for Service B” below.

The Loan Seller will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Sampling for Service B

Potsdamer Platz	7
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

Sampling is a process of examining less than the total number of items in a population in order to calculate a statistical interpretation about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. The Data AUP Letter Recipients have requested that we calculate the sample size based on the total number of items in the Commercial Portfolio using the following parameters:

Expected deviation rate: 0%

Tolerable deviation rate: 2%

Confidence level: 98%

on the basis that differences between the data attributes and their respective sources are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Procedures to be performed for Service A and Service B

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Service A Extraction File and the Service B Extraction File (each, an “Extraction File”) are set out in the table below.

No.	Data attribute in the Extraction File	Level	Procedure	Source/ Recalculation	Tolerance
1	Tenant	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, this procedure has been removed from scope for Service A in relation to the Residential Portfolio.

				Lease Agreement/Invoice	Differences attributable to spelling mistakes or contractions are to be treated as matching the source
2	Property (Building and Precise Name)	Lease

For each item in the Sample check if the location contained in the data attribute per the Extraction File matches the source.

For the avoidance of doubt, as instructed by the Data AUP Letter Recipients, we have checked the building per the source to the ‘Building’ field per the Extraction File and the unit per the source to the ‘Precise Name’ per the Extraction File.

				Lease Agreement/Invoice/Amendment Notice	Differences attributable to spelling mistakes or contractions are to be treated as matching the source

Potsdamer Platz	8
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

No.	Data attribute in the Extraction File	Level	Procedure	Source/ Recalculation	Tolerance
3	Annual Rent	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, where we have observed the Annual Rent from the source is greater than the Extraction File value, this has not been marked as a difference.

As instructed by the Data AUP Letter Recipients, where the Annual Rent per the source is shown only at an aggregate level for all units, and this matches the aggregate Annual Rent for all units per the Extraction File, we have not marked this as a difference.

				Lease Agreement/ Invoice prior to or within three months of the cut-off date where the Lease Agreement confirms that there is no indexation as at the Invoice date	+/- 1000 EUR
4	Lease Break	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, where the source does not explicitly mention the lease commencement date, the ‘Lease Contract Start date’ per the Extraction File has been used to determine the Lease Break.

				Lease Agreement	+/- 3 months

Potsdamer Platz	9
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

No.	Data attribute in the Extraction File	Level	Procedure	Source/ Recalculation	Tolerance
5	Lease Expiry	Lease

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, where the source does not explicitly mention the Lease Expiry, this procedure was performed by adding the term seen in source to the lease commencement date. Where the source does not explicitly mention the lease commencement date, the ‘Lease Contract Start date’ per the Extraction File has been used.

As instructed by the Data AUP Letter Recipients, where there is no Lease Expiry per the source is because the lease is “indefinite”, and the Extraction File is populated with the Lease Break (Procedure 5), this was not marked as a difference.

				Lease Agreement	+/- 3 months
6	Rent-Free (remaining)	Lease	For each item in the Sample check if the data attribute per the Extraction File matches the source.	Lease Agreement	None

Potsdamer Platz	10
Document Classification – KPMG Confidential

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against residential and commercial leases on a German mixed-use asset proposed to be the subject of a securitisation
5 August 2026

Notes in relation to the manner of reporting certain findings

1)	Reporting the findings

Where a data attribute contained in the Service A Extraction File or Service B Extraction File for an individual residential or commercial lease does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where a source document has not been provided, or the data attribute is missing from the source document, this is to be reported as ‘missing source’, ‘missing from source’ or ‘MS’.

2)	Statistical interpretation for Service B

For the purposes of the statistical interpretation, the Data AUP Letter Recipients require us to present the statistical extrapolation for each procedure as follows:

Primary calculation:

(i)	Calculation to be based on the total number of items in the Service B Sample.
(ii)	Calculation to be performed treating as errors both differences and missing sources.

Secondary calculation:

(iii)	Calculation to be based on the total number of items in the Service B Sample after subtracting the number of items with missing sources.
(iv)	Calculation to be performed treating as errors differences only.

Where a procedure specifies agreement to specific documentation, and the Loan Seller has provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

Potsdamer Platz	11
Document Classification – KPMG Confidential

Appendix B: Details of Findings for Service A

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
38	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B3 - 05/G2.26 APS 11	D	WE 05/26, 5. OG, APS 9
68	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B5 - 02/22-Z1 MDP 3	D	WE02/22-B5, 2. OG, MDP 3
2	Procedure 3	Annual Rent	Lease Agreement/ Invoice	22,265.16 €	D	19,361.04 €
10	Procedure 3	Annual Rent	Lease Agreement/ Invoice	18,184.80 €	D	14,584.80 €
13	Procedure 3	Annual Rent	Lease Agreement/ Invoice	19,993.20 €	D	17,385.36 €
14	Procedure 3	Annual Rent	Lease Agreement/ Invoice	20,457.24 €	D	18,045.72 €
35	Procedure 3	Annual Rent	Lease Agreement/ Invoice	17,128.80 €	D	14,721.00 €
40	Procedure 3	Annual Rent	Lease Agreement/ Invoice	14,879.76 €	D	11,405.35 €
45	Procedure 3	Annual Rent	Lease Agreement/ Invoice	16,380.60 €	D	14,244.00 €
58	Procedure 3	Annual Rent	Lease Agreement/ Invoice	18,052.56 €	D	15,924.48 €
59	Procedure 3	Annual Rent	Lease Agreement/ Invoice	7,036.08 €	D	5,640.72 €
70	Procedure 3	Annual Rent	Lease Agreement/ Invoice	9,861.24 €	D	8,576.40 €
104	Procedure 3	Annual Rent	Lease Agreement/ Invoice	9,810.84 €	D	7,730.04 €
109	Procedure 3	Annual Rent	Lease Agreement/ Invoice	9,286.44 €	D	8,075.16 €
124	Procedure 3	Annual Rent	Lease Agreement/ Invoice	8,840.04 €	D	7,686.96 €
128	Procedure 3	Annual Rent	Lease Agreement/ Invoice	19,240.80 €	D	16,972.56 €
134	Procedure 3	Annual Rent	Lease Agreement/ Invoice	8,472.24 €	D	6,792.12 €
165	Procedure 3	Annual Rent	Lease Agreement/ Invoice	11,989.32 €	D	10,425.48 €
173	Procedure 3	Annual Rent	Lease Agreement/ Invoice	12,628.92 €	D	10,849.20 €
174	Procedure 3	Annual Rent	Lease Agreement/ Invoice	16,061.16 €	D	13,966.24 €
183	Procedure 3	Annual Rent	Lease Agreement/ Invoice	8,847.84 €	D	7,693.80 €
187	Procedure 3	Annual Rent	Lease Agreement/ Invoice	20,528.76 €	D	17,854.44 €
201	Procedure 3	Annual Rent	Lease Agreement/ Invoice	6,458.76 €	D	5,061.96 €
213	Procedure 3	Annual Rent	Lease Agreement/ Invoice	9,839.64 €	D	8,556.27 €
220	Procedure 3	Annual Rent	Lease Agreement/ Invoice	18,514.92 €	D	16,332.36 €
78	Procedure 3	Annual Rent	Lease Agreement/ Invoice	8,970.00 €	MS	Missing from Source
81	Procedure 3	Annual Rent	Lease Agreement/ Invoice	11,325.96 €	MS	Missing from Source

Appendix C: Findings in relation to Service B

Potsdamer Platz - Commercial	Tenant - Lease Agreement/Invoice	Property (Building and Precise Name) - Lease Agreement/Invoice/Amendment Notice	Annual Rent - Lease Agreement/ Invoice	Lease Break - Lease Agreement	Lease Expiry - Lease Agreement	Rent-Free (remaining) - Lease Agreement
Sample Size : 165
Portfolio Date : 06-May-26

Procedure Number	1	2	3	4	5	6

Primary Calculation:
(i) Sample	165	165	165	165	165	165
- Differences (D)	7	38	16	19	22	2	104
- Missing Sources (MS)	1	2	11	3	3	2	22
(ii) Sum of Differences and Missing Sources	8	40	27	22	25	4	126
Statistical extrapolation	8.72%	30.70%	22.15%	18.79%	20.81%	5.70%

Secondary Calculation:
(iii) Sample excluding MS	164	163	154	162	162	163
(iv) Differences (D)	7	38	16	19	22	2	104
Statistical extrapolation	8.05%	29.70%	15.77%	16.95%	19.13%	4.03%

KPMG Ref
2	-	D	-	-	-	-
3	-	D	-	-	-	-
6	-	D	-	-	-	-
7	-	D	-	-	-	-
8	D	-	-	D	D	-
9	D	D	-	-	-	-
12	-	D	-	-	-	-
13	MS	MS	MS	MS	MS	MS
18	-	-	-	D	D	-
19	-	-	-	D	D	-
22	-	D	-	-	-	-
24	-	D	MS	-	-	-
27	-	MS	MS	MS	MS	MS
30	-	-	-	D	D	-
31	-	-	D	-	-	-
32	-	-	-	Q	D	-
36	-	D	D	-	-	-
37	-	-	D	-	-	-
39	-	-	-	-	D	-
42	-	D	D	-	-	-
47	-	D	-	-	-	-
48	-	D	-	-	-	-
53	-	D	D	-	-	-
57	-	D	-	-	-	-
58	-	-	-	D	D	-
59	-	D	-	-	-	-
60	-	D	MS	-	-	-
61	-	D	-	-	-	-
63	-	D	-	D	D	-
70	-	D	D	-	-	-
73	-	-	-	D	D	-
75	D	-	D	-	-	-
80	D	-	-	-	-	-
83	-	-	D	-	-	-
84	-	-	-	D	D	-
86	-	D	-	D	D	-
88	-	-	-	D	D	-
89	-	D	-	-	-	-
92	-	D	MS	-	-	-
93	-	D	-	-	-	-
94	-	-	-	D	D	-
96	-	-	D	-	-	-
97	-	D	MS	-	-	-
103	-	-	-	D	D	-
104	-	-	D	-	-	D
105	-	-	-	D	D	-
106	-	-	-	D	D	-
108	-	D	D	-	-	-
112	-	D	-	-	-	-
115	-	D	D	-	-	-
117	-	-	D	-	-	-
118	-	D	-	-	-	-
120	-	-	MS	-	-	-
122	-	D	-	-	-	-
124	-	-	MS	-	-	-
125	-	-	-	D	D	-
126	-	D	-	-	-	-
127	-	-	-	D	D	-
128	-	-	D	-	-	-
130	-	D	-	-	-	-
131	-	D	MS	-	-	-
135	D	-	-	-	-	-
138	-	D	-	-	-	-
144	-	D	-	-	D	-
147	-	-	-	D	D	-
149	-	D	D	MS	MS	-
152	D	-	-	-	-	-
155	-	-	-	D	D	-
156	-	D	MS	-	-	-
157	-	-	MS	-	-	-
158	-	D	-	-	-	-
160	D	-	D	-	-	-
161	-	-	-	-	-	D
163	-	D	-	-	-	-
165	-	-	-	D	D	-

Appendix D: Details of Findings in relation to Service B

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
8	Procedure 1	Tenant	Lease Agreement/Invoice	Mumbai Local	D	ANP Foods GmbH / Mahadev Foods GmbH
9	Procedure 1	Tenant	Lease Agreement/Invoice	IMPPV GmbH (Bühr)	D	Bühr Anlagenbau & Service GmbH
75	Procedure 1	Tenant	Lease Agreement/Invoice	Vantage Towers AG	D	Vodafone GmbH
80	Procedure 1	Tenant	Lease Agreement/Invoice	be Around GmbH	D	ProSiebenSat.1 Media SE
135	Procedure 1	Tenant	Lease Agreement/Invoice	be Around GmbH	D	ProSiebenSat.1 Media SE
152	Procedure 1	Tenant	Lease Agreement/Invoice	be Around GmbH	D	ProSiebenSat.1 Media SE
160	Procedure 1	Tenant	Lease Agreement/Invoice	Vantage Towers AG	D	Vodafone GmbH
2	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	D1 - Spielbank Gastronomiefläche	D	Flächen zur gastronomischen Nutzung, Gebäude D1, Marlene Dietrich Platz 1
3	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A4 - EG Gebäude A4 - Abschnitt 1	D	EG Potsdamer Str. 7 (537.52 sqm); 1. OG Potsdamer Str. 7 (667.27 sqm). Betrieb eines Medizinischen Versorgungszentrums ( Anlage 3.1)
6	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B3 - Allgemeinfl B3.-1.COA.039	D	Anteilige Allgemeinfläche 1. UG
7	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B4 - Büro 6.OG ME2	D	6. OG, Gebäude B4, Linkstraße 2, 10785 Berlin
9	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B4 - Büro2.OG TF ZF Bühr	D	Büro, 2. OG TNF 3
12	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B5 - Allgemeinfl B5.00.COA.031	D	Außenfläche/Shop Nr. B5.00.SH.031a
22	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B1 - Allgemeinfl B1.-1.COA.058	D	Sonstige Fläche Untergeschoss 1
24	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	C1 - Stellplätze C1 - Mob	D	Parking lot C, 4. UG
36	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A1 - 21.OG	D	Büroflächen 17-23.OG
42	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A1 - 16.OG	D	Büroflächen 17-23.OG
47	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A1 - Lager 3.UG - A1_3.507	D	Lagerflächen im 2. und 3. UG
48	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B4 - Büro WPS	D	Mietflächen im 2. OG
53	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B3 - Lager B3.-3.AA.039	D	B6.-1.SH.014 / B6.-1.AA.005
57	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A1 - Lager 3.UG - A1_3.501	D	Lagerflächen im 2. und 3. UG
59	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A3 - Außenfläche A3.1+A3.2	D	EG Außenfl. & Gastronomie, 1. OG Gastronomie & Lagerfläche
60	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A2 - Stellplätze A2 - Mob	D	Parking lot A, 2. UG
61	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B6 - Allgemeinfl B6.-1.COA.012	D	Allgemeinfläche B4
63	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B4 - Lager Geb.Ges. Keller / Lager	D	B4-2 504 b4
70	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A1 - Nebenfläche A 1	D	Lager A1.-1.AA.005
86	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A2 - Mobilien The Mandala	D	PACHTVERTRAG ÜBER MOBILIEN
89	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B1 - Stellplätze	D	Stellplatze
92	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B3 - Stellplätze B3 - Mob	D	Parking lot B, 3. UG
93	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	C1 - 1. OG Zone 1	D	Mietfläche 1.OG
97	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B6 - Stellplätze B6 - Mob	D	Parking lot B, 3. UG
108	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A1 - 14.OG	D	Büroflächen 17-23.OG
112	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A4 - 1. OG Gebäude A4 - Abschnitt 1	D	EG Potsdamer Str. 7 (537.52 sqm); 1. OG Potsdamer Str. 7 (667.27 sqm). Betrieb eines Medizinischen Versorgungszentrums ( Anlage 3.1)
115	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A1 - 15.OG	D	Büroflächen 17-23.OG
118	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B4 - Büro 2.OG ME2 Abschnitt Bühr	D	Büro, 2. OG TNF 3
122	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A3 - Gastrofläche A3.1	D	EG Außenfl. & Gastronomie, 1. OG Gastronomie & Lagerfläche
126	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	A3 - Gastrofläche A3.2	D	EG Außenfl. & Gastronomie, 1. OG Gastronomie & Lagerfläche
130	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	C1 - EG Nebenfläche	D	Anteilige Nutzung WCs EG
131	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B7 - Stellplätze B7 - Mob	D	Parking lot B, 3. UG
138	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B4 - Allgemeinfl B4.-1.COA.010	D	Sonstige Fläche Untergeschoss 1
144	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B6 - Freifl. B6.00.SH.074a	D	B6.00.SH.074

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
149	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B3 - 2.OG 02.AA.876 und 02.AA.877	D	B3 2.OG
156	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B9 - Stellplätze B9 - Mob	D	Parking lot B, 3. UG
158	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B1 - Nebenfl B1.01.SH.061a	D	B1.01.SH.061
163	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B4 - Büro 2.OG TFL Ardensi	D	Büro 2. OG TNF 4
31	Procedure 3	Annual Rent	Lease Agreement/ Invoice	76,774.68 €	D	73,801.20 €
36	Procedure 3	Annual Rent	Lease Agreement/ Invoice	292,181.04 €	D	287,014.80 €
37	Procedure 3	Annual Rent	Lease Agreement/ Invoice	84,534.60 €	D	80,452.80 €
42	Procedure 3	Annual Rent	Lease Agreement/ Invoice	468,711.36 €	D	460,423.68 €
53	Procedure 3	Annual Rent	Lease Agreement/ Invoice	2,527.20 €	D	0.00 €
70	Procedure 3	Annual Rent	Lease Agreement/ Invoice	27,374.76 €	D	22,331.64 €
75	Procedure 3	Annual Rent	Lease Agreement/ Invoice	8,538.72 €	D	6,879.60 €
83	Procedure 3	Annual Rent	Lease Agreement/ Invoice	Individual: 4,446.12 € Aggregate: 140,691.60 €	D	Aggregate: 136,245.48 €
96	Procedure 3	Annual Rent	Lease Agreement/ Invoice	15,339.60 €	D	14,280.00 €
104	Procedure 3	Annual Rent	Lease Agreement/ Invoice	248,179.08 €	D	242,362.43 €
108	Procedure 3	Annual Rent	Lease Agreement/ Invoice	637,896.36 €	D	626,617.20 €
115	Procedure 3	Annual Rent	Lease Agreement/ Invoice	528,765.96 €	D	519,416.52 €
117	Procedure 3	Annual Rent	Lease Agreement/ Invoice	97,441.56 €	D	87,821.40 €
128	Procedure 3	Annual Rent	Lease Agreement/ Invoice	30,679.56 €	D	28,560.12 €
149	Procedure 3	Annual Rent	Lease Agreement/ Invoice	16,941.96 €	D	4,862.90 €
160	Procedure 3	Annual Rent	Lease Agreement/ Invoice	22,340.88 €	D	18,000.00 €
8	Procedure 4	Lease Break	Lease Agreement	30/09/2034	D	01/02/2036
18	Procedure 4	Lease Break	Lease Agreement	30/06/2032	D	17/02/2036
19	Procedure 4	Lease Break	Lease Agreement	30/09/2037	D	15/06/2037
30	Procedure 4	Lease Break	Lease Agreement	31/08/2032	D	31/08/2042
58	Procedure 4	Lease Break	Lease Agreement	30/09/2037	D	15/06/2037
63	Procedure 4	Lease Break	Lease Agreement	31/07/2026	D	31/08/2029
73	Procedure 4	Lease Break	Lease Agreement	31/03/2035	D	31/08/2026
84	Procedure 4	Lease Break	Lease Agreement	30/09/2037	D	15/06/2037
86	Procedure 4	Lease Break	Lease Agreement	30/04/2034	D	30/04/2036
88	Procedure 4	Lease Break	Lease Agreement	31/12/2026	D	31/03/2030
94	Procedure 4	Lease Break	Lease Agreement	30/06/2032	D	17/02/2036
103	Procedure 4	Lease Break	Lease Agreement	30/09/2028	D	30/09/2030
105	Procedure 4	Lease Break	Lease Agreement	30/09/2027	D	31/12/2032
106	Procedure 4	Lease Break	Lease Agreement	31/12/2028	D	31/12/2029
125	Procedure 4	Lease Break	Lease Agreement	30/04/2034	D	30/04/2036
127	Procedure 4	Lease Break	Lease Agreement	31/01/2027	D	31/12/2027
147	Procedure 4	Lease Break	Lease Agreement	30/09/2027	D	30/09/2034
155	Procedure 4	Lease Break	Lease Agreement	31/12/2028	D	31/12/2029
165	Procedure 4	Lease Break	Lease Agreement	31/12/2032	D	01/09/2032
8	Procedure 5	Lease Expiry	Lease Agreement	30/09/2034	D	01/02/2036
18	Procedure 5	Lease Expiry	Lease Agreement	30/06/2032	D	17/02/2036
19	Procedure 5	Lease Expiry	Lease Agreement	30/09/2037	D	15/06/2037
30	Procedure 5	Lease Expiry	Lease Agreement	31/08/2032	D	31/08/2042
32	Procedure 5	Lease Expiry	Lease Agreement	31/01/2027	D	19/05/2032
39	Procedure 5	Lease Expiry	Lease Agreement	31/12/2034	D	31/07/2034
58	Procedure 5	Lease Expiry	Lease Agreement	30/09/2037	D	15/06/2037

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
63	Procedure 5	Lease Expiry	Lease Agreement	31/07/2026	D	31/08/2029
73	Procedure 5	Lease Expiry	Lease Agreement	31/03/2035	D	31/08/2026
84	Procedure 5	Lease Expiry	Lease Agreement	30/09/2037	D	15/06/2037
86	Procedure 5	Lease Expiry	Lease Agreement	30/04/2034	D	30/04/2036
88	Procedure 5	Lease Expiry	Lease Agreement	31/12/2026	D	31/03/2030
94	Procedure 5	Lease Expiry	Lease Agreement	30/06/2032	D	17/02/2036
103	Procedure 5	Lease Expiry	Lease Agreement	30/09/2028	D	30/09/2030
105	Procedure 5	Lease Expiry	Lease Agreement	30/09/2027	D	31/12/2032
106	Procedure 5	Lease Expiry	Lease Agreement	31/12/2028	D	31/12/2029
125	Procedure 5	Lease Expiry	Lease Agreement	30/04/2034	D	30/04/2036
127	Procedure 5	Lease Expiry	Lease Agreement	31/01/2027	D	31/12/2027
144	Procedure 5	Lease Expiry	Lease Agreement	31/12/2034	D	31/07/2034
147	Procedure 5	Lease Expiry	Lease Agreement	30/09/2027	D	30/09/2034
155	Procedure 5	Lease Expiry	Lease Agreement	31/12/2028	D	31/12/2029
165	Procedure 5	Lease Expiry	Lease Agreement	31/12/2032	D	01/09/2032
104	Procedure 6	Rent-Free (remaining)	Lease Agreement	30	D	No rent free period
161	Procedure 6	Rent-Free (remaining)	Lease Agreement	No rent free period	D	4
13	Procedure 1	Tenant	Lease Agreement/Invoice	WestInvest Gesellschaft für	MS	Missing Source
13	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	C3 - Vertrag Brandmeldean	MS	Missing Source
27	Procedure 2	Property (Building and Precise Name)	Lease Agreement/Invoice/Amendment Notice	B4 - Allgemeinfl B4.01.COA.300	MS	Missing Source
13	Procedure 3	Annual Rent	Lease Agreement/ Invoice	0.00 €	MS	Missing Source
24	Procedure 3	Annual Rent	Lease Agreement/ Invoice	3,464.64 €	MS	Missing from Source
27	Procedure 3	Annual Rent	Lease Agreement/ Invoice	0.00 €	MS	Missing Source
60	Procedure 3	Annual Rent	Lease Agreement/ Invoice	2,902.80 €	MS	Missing from Source
92	Procedure 3	Annual Rent	Lease Agreement/ Invoice	2,762.40 €	MS	Missing from Source
97	Procedure 3	Annual Rent	Lease Agreement/ Invoice	4,588.32 €	MS	Missing from Source
120	Procedure 3	Annual Rent	Lease Agreement/ Invoice	2,340.96 €	MS	Missing from Source
124	Procedure 3	Annual Rent	Lease Agreement/ Invoice	2,520.96 €	MS	Missing Source
131	Procedure 3	Annual Rent	Lease Agreement/ Invoice	3,183.72 €	MS	Missing from Source
156	Procedure 3	Annual Rent	Lease Agreement/ Invoice	795.96 €	MS	Missing from Source
157	Procedure 3	Annual Rent	Lease Agreement/ Invoice	0.00 €	MS	Missing from Source
13	Procedure 4	Lease Break	Lease Agreement	31/07/2026	MS	Missing Source
27	Procedure 4	Lease Break	Lease Agreement	31/03/2039	MS	Missing Source
149	Procedure 4	Lease Break	Lease Agreement	31/12/2027	MS	Missing from Source
13	Procedure 5	Lease Expiry	Lease Agreement	31/07/2026	MS	Missing Source
27	Procedure 5	Lease Expiry	Lease Agreement	31/03/2039	MS	Missing Source
149	Procedure 5	Lease Expiry	Lease Agreement	31/12/2027	MS	Missing from Source
13	Procedure 6	Rent-Free (remaining)	Lease Agreement	No rent free period	MS	Missing Source
27	Procedure 6	Rent-Free (remaining)	Lease Agreement	No rent free period	MS	Missing Source